Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 236,982	¥ (42,481)	¥ 559,139
Foreign exchange gains (losses)-net	[1]	91,793	69,453	113,553
Net trading gains (losses)		328,775	26,972	672,692
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		(63,260)	(209,361)	319,225
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	61,046	37,129	65,101
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[3]	(98,807)	1,777	17,970
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[4]	(2,076)	900	(1,731)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		6,330	742	2,015
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 333,749	¥ 126,332	¥ 156,559

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.
[2]	Amounts include gains and losses on currency swaps.
[3]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[4]	Amounts do not include the net loss of ¥5,230 million, ¥7,594 million and ¥754 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2016, 2017 and 2018, respectively. The net loss is recorded in Other noninterest expenses.